Trade Receivables (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Trade receivables
Trade receivables	€ 59.5	€ 57.6	€ 54.3
Cost
Trade receivables
Trade receivables	59.6	57.7	54.4
Allowance for impairment
Trade receivables
Trade receivables	€ (0.1)	€ (0.1)	€ (0.1)